CONSOLIDATED FINANCIAL STATEMENTS CORRECTION (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Future minimum lease payments due in 2016	$ 9,028	$ 2,286
Future minimum lease payments due in 2017	8,555	1,649
Future minimum lease payments due after 2017	29,661	117
Incorrect presentation | Previously disclosed
Future minimum lease payments due from 2016 through 2018 which was previously presented as due in 2016		4,052
Correct presentation
Future minimum lease payments due in 2016		2,286
Future minimum lease payments due in 2017		1,649
Future minimum lease payments due after 2017		$ 117